Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$402,280.92

Principal:
Principal Collections	$7,142,651.01
Prepayments in Full	$2,571,407.25
Liquidation Proceeds	$149,843.32
Recoveries	$43,915.65
Sub Total	$9,907,817.23
Collections	$10,310,098.15

Purchase Amounts:
Purchase Amounts Related to Principal	$303,856.50
Purchase Amounts Related to Interest	$1,736.35
Sub Total	$305,592.85

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,615,691.00

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,615,691.00
Servicing Fee	$81,278.26	$81,278.26	$0.00	$0.00	$10,534,412.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,534,412.74
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,534,412.74
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,534,412.74
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,534,412.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,534,412.74
Interest - Class B Notes	$33,965.28	$33,965.28	$0.00	$0.00	$10,500,447.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,500,447.46
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$10,455,986.38
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,455,986.38
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$10,392,057.13
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,392,057.13
Regular Principal Payment	$9,972,717.27	$9,972,717.27	$0.00	$0.00	$419,339.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$419,339.86
Residual Released to Depositor	$0.00	$419,339.86	$0.00	$0.00	$0.00
Total		$10,615,691.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,972,717.27
Total					$9,972,717.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,972,717.27	$210.62	$33,965.28	$0.72	$10,006,682.55	$211.34
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$9,972,717.27	$6.19	$142,355.61	$0.09	$10,115,072.88	$6.28

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$32,093,178.75	0.6777862	$22,120,461.48	0.4671692
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$95,233,178.75	0.0591496	$85,260,461.48	0.0529555

Pool Information
Weighted Average APR	4.767%	4.815%
Weighted Average Remaining Term	17.06	16.40
Number of Receivables Outstanding	15,524	14,733
Pool Balance	$97,533,908.15	$87,259,145.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$95,233,178.75	$85,260,461.48
Pool Factor	0.0594815	0.0532154

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$1,998,684.29
Targeted Overcollateralization Amount	$1,998,684.29
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,998,684.29

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$107,004.30
(Recoveries)		141	$43,915.65
Net Loss for Current Collection Period			$63,088.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7762%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2882%
Second Preceding Collection Period			0.3965%
Preceding Collection Period			0.8197%
Current Collection Period			0.8194%
Four Month Average (Current and Preceding Three Collection Periods)			0.5810%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,340	$14,087,594.11
(Cumulative Recoveries)			$2,816,050.90
Cumulative Net Loss for All Collection Periods			$11,271,543.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6874%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,222.02
Average Net Loss for Receivables that have experienced a Realized Loss			$1,777.85

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.36%	342	$2,934,686.76
61-90 Days Delinquent	0.64%	52	$556,111.66
91-120 Days Delinquent	0.08%	6	$70,864.68
Over 120 Days Delinquent	1.23%	86	$1,071,171.18
Total Delinquent Receivables	5.31%	486	$4,632,834.28

Repossession Inventory:
Repossessed in the Current Collection Period		9	$56,218.04
Total Repossessed Inventory		12	$134,382.51

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8727%
Preceding Collection Period			0.7730%
Current Collection Period			0.9774%
Three Month Average			0.8744%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2016
Payment Date	9/15/2016
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer